Investments in Affiliates Related Party Transactions (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Sales to equity investees	$ 80.6	$ 69.2	$ 61.4
Purchases from equity investees	33.0	213.5	$ 251.0
Accounts receivable from equity investees	0.7	2.6
Accounts payable to equity investees	$ 4.1	$ 4.1